Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents (Note 6)	R$ 1,647,880	R$ 1,169,136	R$ 762,319
Short-term investments (Note 7)	62,009	517,423	1,036,148
Restricted investments			8,808
Trade and other receivables (Note 8)	1,165,866	1,069,056	914,428
Aircraft sublease receivables (Note 9)	75,052	73,671	57,768
Inventories (Note 10)	260,865	200,145	150,393
Assets held for sale (Note 14)	51,850
Security deposits and maintenance reserves (Note 13)	258,212	144,192	130,112
Taxes recoverable	139,668	283,841	112,891
Derivative financial instruments (Note 24)	168,148	6,654	10,345
Prepaid expenses (Note 11)	139,403	115,453	82,656
Other current assets	169,778	110,623	198,807
Total current assets	4,138,731	3,690,194	3,464,675
Non-current assets
Long-term investments (Note 24)	1,397,699	1,287,781	835,957
Aircraft sublease receivables (Note 9)	204,452	288,067	308,824
Security deposits and maintenance reserves (Note 13)	1,393,321	1,402,528	1,129,015
Derivative financial instruments (Note 24)	657,776	588,726	410,477
Prepaid expenses (Note 11)	22,216	21,683	4,472
Taxes recoverable	244,601
Other non-current assets	497,567	397,398	169,816
Right-of-use – lease (Note 14)	7,087,412	4,926,326	4,377,725
Right-of-use – aircraft maintenance (Note 14)	497,391	632,900	374,384
Property and equipment (Note 14)	1,968,840	1,842,239	1,880,771
Intangible assets (Note 15)	1,087,484	1,016,556	961,000
Total non-current assets	15,058,759	12,404,204	10,452,441
Total assets	19,197,490	16,094,398	13,917,116
Current liabilities
Loans and financing (Note 17)	481,227	158,813	419,198
Lease liabilities (Note 18)	1,585,233	1,237,909	914,600
Accounts payable (Note 19)	1,376,850	1,287,661	971,750
Accounts payable – Supplier finance (Note 19)	249,727	162,778	0
Air traffic liability (Note 20)	2,094,254	1,672,452	1,287,434
Salaries, wages and benefits	357,571	244,008	246,336
Insurance premiums payable	49,938	34,999	24,411
Taxes payable	49,060	56,999	44,418
Federal tax installment payment program	13,480	9,749	9,772
Derivative financial instruments (Note 24)	81,196	180,975	48,522
Provisions (Note 21)	323,441	36,083
Other current liabilities	200,043	193,492	151,696
Total current liabilities	6,862,020	5,275,918	4,118,137
Non-current liabilities
Loans and financing (Note 17)	3,036,929	2,597,313	2,159,241
Lease liabilities (Note 18)	10,521,388	7,681,837	6,428,893
Derivative financial instruments (Note 24)	228,994	260,019	378,415
Deferred income taxes (Note 16)	242,516	293,211	142,102
Federal tax installment payment program	119,300	95,705	105,431
Provisions (Note 21)	1,489,911	713,941	553,155
Other non-current liabilities	215,606	326,492	422,713
Total non-current liabilities	15,854,644	11,968,518	10,189,950
Equity
Issued capital (Note 22)	2,243,215	2,209,415	2,163,377
Capital reserve	1,928,830	1,918,373	1,898,926
Treasury shares (Note 22)	(15,565)	(10,550)	(2,745)
Other comprehensive loss (Note 22)	(159,261)	(153,969)	(14,688)
Accumulated losses	(7,516,393)	(5,113,307)	(4,435,841)
Total equity	(3,519,174)	(1,150,038)	(390,971)
Total liabilities and equity	R$ 19,197,490	R$ 16,094,398	R$ 13,917,116